Pension and Severance Benefits (Notes)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Pension and Severance Benefits
Pension and Severance Benefits
The company and its subsidiaries have several defined benefit and defined contribution pension plans covering domestic and foreign employees and have severance plans covering Central American employees. Pension plans covering eligible salaried and hourly employees and Central American severance plans for all employees call for benefits to be based upon years of service and compensation rates. The company uses a December 31 measurement date for all of its plans.
Pension and severance expense consists of the following:

	Domestic Plans
(In thousands)	2013	2012	2011
Defined benefit and severance plans:
Service cost	$465	$363	$447
Interest on projected benefit obligation	892	1,086	1,237
Expected return on plan assets	(1,294)	(1,477)	(1,685)
Recognized actuarial loss	495	374	239
	558	346	238
Defined contribution plans	4,803	8,544	8,718
Total pension and severance expense	$5,361	$8,890	$8,956

	Foreign Plans
(In thousands)	2013	2012	2011
Defined benefit and severance plans:
Service cost	$6,992	$6,783	$6,291
Interest on projected benefit obligation	4,293	3,903	4,044
Expected return on plan assets	(33)	(32)	(34)
Recognized actuarial loss	734	570	647
Amortization of prior service cost	128	128	128
	12,114	11,352	11,076
Net settlement gain	—	—	(134)
	12,114	11,352	10,942
Defined contribution plans	461	466	428
Total pension and severance expense	$12,575	$11,818	$11,370

The company's foreign pension and severance benefit obligations relate primarily to Central American benefits which, in accordance with local government regulations, are generally not funded until benefits are paid. Domestic pension plans are funded in accordance with the requirements of the Employee Retirement Income Security Act.
In 2011, net settlement gains, as shown above, resulted from severance payments made to employees terminated in Panama. There were no net settlement gains in 2012 or 2013.
Financial information with respect to the company's domestic and foreign defined benefit pension and severance plans is as follows:

	Domestic Plans Year Ended December 31,		Foreign Plans Year Ended December 31,
(In thousands)	2013	2012	2013	2012
Fair value of plan assets at beginning of year	$19,468	$18,505	$5,176	$5,073
Actual return on plan assets	3,938	2,244	26	47
Employer contributions	839	1,274	6,538	8,372
Benefits paid	(2,872)	(2,555)	(6,228)	(8,275)
Foreign exchange	—	—	47	(41)
Fair value of plan assets at end of year	$21,373	$19,468	$5,559	$5,176

Projected benefit obligation at beginning of year	$27,333	$26,774	$60,685	$59,228
Service and interest cost	1,357	1,449	11,290	10,686
Actuarial loss (gain)	(2,779)	1,665	1,856	(942)
Benefits paid	(2,872)	(2,555)	(6,228)	(8,275)
Foreign exchange	—	—	208	(12)
Projected benefit obligation at end of year	$23,039	$27,333	$67,811	$60,685

Plan assets less than projected benefit obligation	$(1,666)	$(7,865)	$(62,252)	$(55,509)

The short-term portion of the foreign plans' unfunded status was approximately $6 million and $5 million as of December 31, 2013 and 2012, respectively. There is no short-term portion of the domestic plans' unfunded status at both December 31, 2013 and 2012. The foreign plans' accumulated benefit obligation was $51 million and $45 million as of December 31, 2013 and 2012, respectively. The domestic plans' accumulated benefit obligation was $23 million and $27 million as of December 31, 2013 and 2012, respectively.
The following weighted-average assumptions were used to determine the projected benefit obligations for the company's domestic pension plans and foreign pension and severance plans:

	Domestic Plans December 31,		Foreign Plans December 31,
	2013	2012	2013	2012
Discount rate	4.40%	3.50%	6.90%	6.75%
Rate of compensation increase	n/a	5.00%	5.00%	5.00%

The company's long-term rate of return on plan assets is based on the strategic asset allocation and future expected returns on plan assets. The following weighted-average assumptions were used to determine the net periodic benefit cost for the company's domestic pension plans and foreign pension and severance plans:

	Domestic Plans December 31,		Foreign Plans December 31,
	2013	2012	2013	2012
Discount rate	3.50%	4.25%	6.80%	6.75%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%
Long-term rate of return on plan assets	7.00%	8.00%	0.70%	1.00%

Included in "Accumulated other comprehensive income (loss)" in the Consolidated Balance Sheets are the following amounts that have not yet been recognized in net periodic pension cost:

	December 31,
(In thousands)	2013	2012
Unrecognized actuarial losses	$18,438	$23,156
Unrecognized prior service costs	692	820

The total prior service cost and net actuarial loss included in "Accumulated other comprehensive income (loss)" and expected to be included in net periodic pension cost during the next twelve months is $1 million.
The weighted-average asset allocations of the company's domestic pension plans and foreign pension and severance plans by asset category are as follows:

	Domestic Plans December 31,		Foreign Plans December 31,
	2013	2012	2013	2012
Asset category:
Equity securities	79%	75%	7%	4%
Fixed income securities	20%	23%	52%	54%
Cash and equivalents	1%	2%	41%	42%

The primary investment objective for the domestic plans is preservation of capital with a reasonable amount of long-term growth and income without undue exposure to risk. This is provided by a balanced strategy using fixed income securities, equities and cash equivalents. The target allocation of the overall fund is 75% equities and 25% fixed income securities. The cash position is maintained at a level sufficient to provide for the liquidity needs of the fund. For the funds covering the foreign plans, the asset allocations are primarily mandated by the applicable governments, with an investment objective of minimal risk exposure.
Mutual funds, domestic common stock, corporate debt securities and mortgage-backed pass-through securities held in the plans are publicly traded and are valued using the net asset value, or closing price of the investment at the measurement date. There have been no changes in the methodologies used at December 31, 2013 and 2012. The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The fair values of assets of the company's pension plans were as follows:

		Fair Value Measurements Using
(In thousands)	Total	Level 1	Level 2	Level 3
December 31, 2013
Domestic pension plans:
Money market accounts	$297	$297	$—	$—
Mutual funds:
Domestic equity	5,183	5,183	—	—
International equity	3,177	3,177	—	—
Domestic fixed income	1,489	1,489	—	—
Domestic closed end	3,754	3,754	—	—
Large-cap common stock	4,712	4,712	—	—
Fixed income securities:
Corporate bonds	1,427	—	1,427	—
Mortgage/asset-backed securities	1,023	—	1,023	—
Other	311	—	311	—
Total assets of domestic pension plans	21,373	18,612	2,761	—
Foreign pension and severance plans:
Cash and equivalents	2,282	2,282	—	—
Equity	383	383	—	—
Fixed income securities	2,894	—	2,894	—
Total assets of foreign pension and severance plans	5,559	2,665	2,894	—
Total assets of pension and severance plans	$26,932	$21,277	$5,655	$—
December 31, 2012
Domestic pension plans:
Money market accounts	$393	$393	$—	$—
Mutual funds:
Domestic	7,207	7,207	—	—
International	2,280	2,280	—	—
Large-cap common stock	5,045	5,045	—	—
Fixed income securities:
Corporate bonds	2,442	—	2,442	—
Mortgage/asset-backed securities	1,795	—	1,795	—
Other	306	28	278	—
Total assets of domestic pension plans	19,468	14,953	4,515	—
Foreign pension and severance plans:
Cash and equivalents	2,158	2,158	—	—
Equity	199	199	—	—
Fixed income securities	2,819	—	2,819	—
Total assets of foreign pension and severance plans	5,176	2,357	2,819	—
Total assets of pension and severance plans	$24,644	$17,310	$7,334	$—

The company expects to contribute approximately $1 million, including discretionary contributions, to its domestic defined benefit pension plans and expects to contribute approximately $9 million to its foreign pension and severance plans in 2014.
Expected benefit payments for the company's domestic defined benefit pension plans and foreign pension and severance plans are as follows:

(In thousands)	Domestic Plans	Foreign Plans
2014	$2,032	$9,248
2015	2,008	8,601
2016	1,964	8,693
2017	1,915	8,380
2018	1,864	8,387
2019-2023	8,369	40,146

The company is also a participant in several multiemployer defined benefit plans based in the United Kingdom and the United States. Expense is recognized as the company is notified of funding requirements. Expense recognized related to these multiemployer plans in 2013, 2012 and 2011 was not significant. The company does not expect future contribution requirements to be material.